Cash Dividend - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 29, 2016	Nov. 11, 2015	Nov. 18, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Jan. 06, 2017	Jan. 06, 2016	Jan. 06, 2015
Cash dividend declared per ordinary share	$ 0.1125	$ 0.225	$ 0.20
Ordinary shares, Outstanding				131,854,773	131,729,773		131,854,773	140,219,033	142,878,373
Dividends	$ 14,839	$ 31,138	$ 28,199	$ 14,839	$ 31,138	$ 28,199